NON-CONTROLLING INTERESTS	12 Months Ended
Mar. 31, 2018
Disclosure of non-controlling interests [Abstract]
NON-CONTROLLING INTERESTS
13.	NON-CONTROLLING INTERESTS

The continuity of non-controlling interests is summarized as follows:

	Henan	Henan		Guangdong
	Found	Huawei	Yunxiang	Found	SX Gold	Total
Balance, April 1, 2016	$51,596	$4,231	$4,197	$(3,082)	$(3,921)	$53,021
Share of net income (loss)	11,247	756	(340)	186	(25)	11,824
Share of other comprehensive income (loss)	(2,703)	(141)	(193)	48	48	(2,941)
Distributions	(6,328)	(762)	-	-	-	(7,090)
Balance, March 31, 2017	$53,812	$4,084	$3,664	$(2,848)	$(3,898)	$54,814
Share of net income (loss)	10,230	1,313	(374)	341	392	11,902
Share of other comprehensive income (loss)	4,476	512	242	(38)	(48)	5,144
Distributions	(2,917)	-	-	-	-	(2,917)
Balance, March 31, 2018	$65,601	$5,909	$3,532	$(2,545)	$(3,554)	$68,943

As at March 31, 2018, non-controlling interests in Henan Found, Henan Huawei, Yunxiang, Guangdong Found and SX Gold were 22.5%, 20%, 30%, 5% and 22.5%, respectively.

Henan Non-ferrous Geology Minerals Ltd. (“Henan Non-ferrous”) is the 17.5% equity interest holder of Henan Found. During the year ended March 31, 2018, Henan Found declared and paid dividends of $2,269 along with dividends of $3,786 that was declared and accrued in the prior year to Henan Non-ferrous (year ended March 31, 2017 – declared dividends of $4,922, of which $1,136 was paid during the year and $3,786 was in accounts payable and accrued liabilities as at March 31, 2017).

Henan Xinxiangrong Mining Ltd. (“Henan Xinxiangrong”) is the 5% equity interest holder of Henan Found. During the year ended March 31, 2018, Henan Found declared and paid dividends of $648 along with dividends of $1,082 that was declared and accrued in the prior year to Henan Xinxiangrong, of which $324 was paid during the year and $1,082 was in accounts payable and accrued liabilities as at March 31, 2017 (year ended March 31, 2017 – declared dividends of $1,406, of which $324 was paid during the year and $1,082 was in accounts payable and accued liabilities as at March 31, 2017).

Henan Xinhui Mining Co., Ltd. (“Henan Xinhui”) is a 20% equity interest holder of Henan Huawei. For the year ended March 31, 2018, Henan Huawei did not declare any dividends (year ended March 31, 2017 –declared and paid dividends of $762) to Henan Xinhui.